SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($) shares	Jan. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) $ / ¥
Accumulated deficit			$ (813,535)		¥ (1,839,123)		¥ (5,663,670)
Excess of current liabilities over current assets | ¥							¥ 4,957,635
Net cash used in operating activities			$ (274,529)	¥ (1,911,216)	¥ (1,164,248)	¥ (114,578)
Number of ordinary shares represented by each ADS	10	10
Convenience exchange rate | $ / ¥			6.9618				6.9618
IPO
Proceeds from issuance	$ 128,400	¥ 884,500
Number of ordinary shares represented by each ADS	10	10
IPO | ADS
Shares issued | shares	9,904,933	9,904,933